Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2014
Temporary Equity Disclosure [Abstract]
Summary of Authorized, Issued and Outstanding Preferred Shares
The following table summarizes authorized, issued and outstanding preferred shares as of May 7, 2014, immediately prior to the automatic conversion to shares of common stock:

	Authorized	Issued and Outstanding
Series A Preferred	31,410	31,407
Series B Preferred	711,987	467,814
Series C Preferred	2,967,678	2,770,633
Series C-1 Preferred	3,076,923	—
Series C-2 Preferred	2,347,826	2,347,826
Series D-1 Preferred	10,000,000	6,054,255
Series D-2 Preferred	10,000,000	6,131,338
Total	29,135,824	17,803,273

Summary of Preferred Stock Activity
The following table summarizes convertible preferred stock activity for the years ended December 31, 2014 and 2013:

	Shares of
	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock	Series C-1 Convertible Preferred Stock	Series C-2 Convertible Preferred Stock	Series D-1 Convertible Preferred Stock	Series D-2 Convertible Preferred Stock
Balance, December 31, 2012	31,407	467,814	2,770,633	—	2,347,826	—	—
Issuance of Series D-2 Preferred	—	—	—	—	—	—	1,785,712
Conversion of notes payable	—	—	—	—	—	6,054,255	3,956,985
Balance, December 31, 2013	31,407	467,814	2,770,633	—	2,347,826	6,054,255	5,742,697
Issuance of Series D-2 Preferred	—	—	—	—	—	—	388,641
Automatic conversion to common stock	(31,407)	(467,814)	(2,770,633)	—	(2,347,826)	(6,054,255)	(6,131,338)
Balance, December 31, 2014	—	—	—	—	—	—	—